Interest in Other Entities (Details) - Schedule of software development, marketing and distribution to internet users - Gix Internet Ltd [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of software development, marketing and distribution to internet users [Line Items]
Name of entity	Gix Ltd
Place of business/country of incorporation	Israel
% of ownership interest	33.17%
Nature of relationship	Associate
Measurement method	Equity method
Quoted fair value	$ 5,958
Carrying amount	$ 5,290